Loans and Allowance for Credit Losses (Age Analysis of Past Due Loans by Class) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Loans, 1-3 months past due	¥ 208,085
Loans, greater than 3 months past due	334,911
Loans, total past due	542,996
Loans, current	86,715,329
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	87,258,325	[1],[2]
Loans, greater than 90 days past due and accruing	55,068
FDIC covered loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality	9,450
Commercial [Member] | Manufacturing [Member] | Domestic [Member]
Loans, 1-3 months past due	10,355
Loans, greater than 3 months past due	9,485
Loans, total past due	19,840
Loans, current	11,215,565
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	11,235,405	[1],[2]
Loans, greater than 90 days past due and accruing	30
Commercial [Member] | Construction [Member] | Domestic [Member]
Loans, 1-3 months past due	6,346
Loans, greater than 3 months past due	4,456
Loans, total past due	10,802
Loans, current	1,269,083
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,279,885	[1],[2]
Loans, greater than 90 days past due and accruing	42
Commercial [Member] | Real Estate [Member] | Domestic [Member]
Loans, 1-3 months past due	6,365
Loans, greater than 3 months past due	37,688
Loans, total past due	44,053
Loans, current	10,901,347
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	10,945,400	[1],[2]
Loans, greater than 90 days past due and accruing	3,182
Commercial [Member] | Services [Member] | Domestic [Member]
Loans, 1-3 months past due	6,505
Loans, greater than 3 months past due	10,317
Loans, total past due	16,822
Loans, current	3,382,088
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,398,910	[1],[2]
Loans, greater than 90 days past due and accruing	457
Commercial [Member] | Wholesale and Retail [Member] | Domestic [Member]
Loans, 1-3 months past due	11,774
Loans, greater than 3 months past due	11,921
Loans, total past due	23,695
Loans, current	8,388,860
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	8,412,555	[1],[2]
Loans, greater than 90 days past due and accruing	116
Commercial [Member] | Banks and Other Financial Institutions [Member] | Domestic [Member]
Loans, 1-3 months past due	24
Loans, greater than 3 months past due	6,213
Loans, total past due	6,237
Loans, current	3,410,286
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,416,523	[1],[2]
Loans, greater than 90 days past due and accruing	6
Commercial [Member] | Communication and Information Services [Member] | Domestic [Member]
Loans, 1-3 months past due	5,814
Loans, greater than 3 months past due	5,047
Loans, total past due	10,861
Loans, current	1,237,098
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,247,959	[1],[2]
Loans, greater than 90 days past due and accruing	15
Commercial [Member] | Other Industries [Member] | Domestic [Member]
Loans, 1-3 months past due	1,487
Loans, greater than 3 months past due	4,496
Loans, total past due	5,983
Loans, current	8,396,930
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	8,402,913	[1],[2]
Loans, greater than 90 days past due and accruing	4
Commercial [Member] | Consumer [Member] | Domestic [Member]
Loans, 1-3 months past due	6,430
Loans, greater than 3 months past due	8,602
Loans, total past due	15,032
Loans, current	2,043,310
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	2,058,342	[1],[2]
Loans, greater than 90 days past due and accruing	4,788
Commercial [Member] | Domestic [Member]
Loans, 1-3 months past due	55,100
Loans, greater than 3 months past due	98,225
Loans, total past due	153,325
Loans, current	50,244,567
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	50,397,892	[1],[2]
Loans, greater than 90 days past due and accruing	8,640
Commercial [Member] | Foreign, Excluding UNBC [Member]
Loans, 1-3 months past due	1,068
Loans, greater than 3 months past due	74,054
Loans, total past due	75,122
Loans, current	15,962,733
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	16,037,855	[1],[2]
Residential [Member]
Loans, 1-3 months past due	93,200
Loans, greater than 3 months past due	55,485
Loans, total past due	148,685
Loans, current	15,978,909
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	16,127,594	[1],[2]
Loans, greater than 90 days past due and accruing	46,265
Card [Member]
Loans, 1-3 months past due	34,107
Loans, greater than 3 months past due	79,196
Loans, total past due	113,303
Loans, current	742,264
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	855,567	[1],[2]
UNBC [Member]
Loans, 1-3 months past due	24,610
Loans, greater than 3 months past due	27,951
Loans, total past due	52,561
Loans, current	3,786,856
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,839,417	[1],[2]
Loans, greater than 90 days past due and accruing	¥ 163

[1]	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
[2]	Total loans of UNBC do not include ¥9,450 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 2 for a further discussion on FDIC covered loans.